Consolidated Statements of Operations (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenues
Net earned premiums	$ 1,035,467	$ 1,001,631	$ 1,007,986
Net investment income	180,734	182,960	198,728
Net realized gains on investments, excluding other-than-temporary investment losses	16,365	13,489	10,026
Total other-than-temporary investment losses	(55)	(1,969)	(53)
Portion of net loss recognized in other comprehensive income, before taxes	31	104	0
Net other-than-temporary investment losses recognized in earnings	(24)	(1,865)	(53)
Amortization of deferred gains on disposal of businesses	(5,147)	11,216	12,506
Fees and other income	11,934	8,877	8,416
Total revenues	1,239,329	1,216,308	1,237,609
Benefits, losses and expenses
Policyholder benefits	746,101	745,247	731,862
Amortization of deferred acquisition costs and value of business acquired	32,638	29,988	28,758
Underwriting, general and administrative expenses	356,413	348,232	346,292
Total benefits, losses and expenses	1,135,152	1,123,467	1,106,912
Income before provision for income taxes	104,177	92,841	130,697
Provision for income taxes	34,999	30,077	41,292
Net income	$ 69,178	$ 62,764	$ 89,405